Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Reconciliation between Statutory and Effective Tax Rates

The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2016	2015
Income taxes / provision for PILs at statutory rate	231	216

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(53)	(37)
Pension contributions in excess of pension expense	(16)	(25)
Overheads capitalized for accounting but deducted for tax purposes	(16)	(15)
Interest capitalized for accounting but deducted for tax purposes	(14)	(13)
Environmental expenditures	(5)	(5)
Other	5	(6)

Net temporary differences	(99)	(101)
Net tax benefit resulting from transition from PILs Regime to Federal Tax Regime	—	(9)
Hydro One Brampton spin-off	—	7
Net permanent differences	3	1

Total income taxes / provision for PILs	135	114

Major Components of Income Tax Expense

The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2016	2015
Current income taxes / provision for PILs	24	2,931
Deferred income taxes / provision for (recovery of) PILs	111	(2,817)

Total income taxes / provision for PILs	135	114

Effective income tax rate	15.5%	14.0%

Schedule of Deferred Income Tax Assets and Liabilities

At December 31, 2016 and 2015, deferred income tax assets and liabilities consisted of the following:

December 31 (millions of dollars)	2016	2015
Deferred income tax assets
Depreciation and amortization in excess of capital cost allowance	477	918
Non-depreciable capital property	271	271
Post-retirement and post-employment benefits expense in excess of cash payments	603	572
Environmental expenditures	74	75
Non-capital losses	213	62
Investment in subsidiaries	75	55
Other	30	2

	1,743	1,955
Less: valuation allowance	(352)	(326)

Total deferred income tax assets	1,391	1,629
Less: current portion	—	19

	1,391	1,610

December 31 (millions of dollars)	2016	2015
Deferred income tax liabilities
Regulatory amounts that are not recognized for tax purposes	(153)	(153)
Goodwill	(10)	(10)
Capital cost allowance in excess of depreciation and amortization	(64)	(42)
Other	(11)	(1)

Total deferred income tax liabilities	(238)	(206)
Less: current portion	—	—

	(238)	(206)

Net deferred income tax assets	1,153	1,423

Major Categories of Net Deferred Income Tax Assets

The net deferred income tax assets are presented on the Consolidated Balance Sheets as follows:

December 31 (millions of dollars)	2016	2015
Current:
Other current assets	—	19
Long-term:
Deferred income tax assets	1,213	1,610
Deferred income tax liabilities	(60)	(206)

Net deferred income tax assets	1,153	1,423

Non Capital Losses Carried Forward to Reduce Future Period Taxable Income

As of December 31, 2016, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2016	2015
2034	2	2
2035	221	232
2036	579	—

Total losses	802	234